ACQUISITION OF PERCEIVEMD (Tables)	12 Months Ended
Dec. 31, 2021
PerceiveMD [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of allocation of the purchase consideration [Table Text Block]
Assets acquired:	$
Cash	26,302
Accounts receivable	13,647
Corporate taxes receivable	26,000
65,949
Liabilities assumed:
Accounts payable and other accrued liabilities	(19,206)
Fair value of net assets acquired	46,743

Purchase consideration
Share consideration	2,010,976
Cash consideration	10,000
2,020,976
Identifiable intangible asset:
Patient relationships	414,000

Deferred tax liability	(112,000)
Goodwill	1,672,233